Regulatory Matters	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]

Note 16:     Regulatory Matters

The Company and State Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and State Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and State Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011, that the Company and State Bank exceeded all capital adequacy requirements to which they were subject.

As of December 31, 2011, the most recent notification to the regulators categorized State Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, State Bank must maintain capital ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed State Bank’s status as well-capitalized.

The Company and State Bank’s actual capital amounts (in millions) and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total Capital
(to Risk-Weighted Assets)
Consolidated	$52.0	11.4%	$36.8	8.0%	$-	N/A
State Bank	54.6	12.0%	36.3	8.0%	45.4	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	40.2	8.8%	18.4	4.0%	-	N/A
State Bank	48.9	10.8%	18.2	4.0%	27.3	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	40.2	6.5%	24.6	4.0%	-	N/A
State Bank	48.9	8.0%	24.4	4.0%	30.5	5.0%

As of December 31, 2010
Total Capital
(to Risk-Weighted Assets)
Consolidated	$48.4	11.0%	$35.1	8.0%	$-	N/A
State Bank	50.8	11.7%	34.8	8.0%	43.5	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	42.9	9.8%	17.5	4.0%	-	N/A
State Bank	45.4	10.4%	17.4	4.0%	26.1	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	42.9	6.5%	27.5	4.0%	-	N/A
State Bank	45.4	6.9%	26.3	4.0%	32.9	5.0%